Income Taxes - Summary of Major Components of Current Income Tax Expense from Continuing Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Ongoing operations	$ 64.5	$ 34.4
Transition tax related to US tax reform	(10.0)	31.2
Disposition of subsidiary		124.1
Reorganization of corporate structure		3.2
Total current income tax expense	$ 54.5	$ 192.9